Prepayments and Other Assets, Net - Schedule of Sets Forth the Aging of Loans Receivable (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Schedule of Sets Forth the Aging of Loans Receivable [Line Items]
Total loans receivable		¥ 675
Within 1 year [Member]
Schedule of Sets Forth the Aging of Loans Receivable [Line Items]
Total loans receivable		¥ 675